Derivative Warrant Liabilities (Details) - USD ($)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Derivative Warrant Liabilities
Public warrants	17,250,000	17,250,000	17,250,000
Private placement warrants outstanding	9,900,000	9,900,000	9,900,000
Warrant description	The warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years after the completion of an Initial Business Combination or earlier upon redemption or liquidation. The warrants will become exercisable on the later of (a) 30 days after the completion of an Initial Business Combination or (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the shares of Class A common stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act)	The Public Warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years after the completion of an Initial Business Combination or earlier upon redemption or liquidation. The warrants will become exercisable on the later of (a) 30 days after the completion of an Initial Business Combination or (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the shares of Class A common stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act).
Business combination term	30 days	30 days
Redemption of warrants description		Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00 Once the warrants become exercisable, the Company may redeem the outstanding warrants: • in whole and not in part; • at a price of $0.01 per warrant; • upon a minimum of 30 days' prior written notice of redemption, or the 30 day redemption period, to each warrant holder; and • if, and only if, the reported last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30 trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Redemption trigger price (in Dollars)		$ 18.00
Warrant exercise price (in Dollars)		$ 11.50
Redemption of warrants description of common stock		Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $10.00 Once the warrants become exercisable, the Company may redeem the outstanding warrants: • in whole and not in part; • at a price of $0.10 per warrant, provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares of Class A common stock determined in part by the redemption date and the "fair market value" of the Class A common stock except as otherwise described below; • upon a minimum of 30 days' prior written notice to each warrant holder; and • if, and only if, the reported last sale price of the Class A common stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends notice of redemption to the warrant holders. The "fair market value" of the Class A common stock shall mean the average reported last sale price of the Class A common stock for the 10 trading days immediately following the date on which the notice of redemption is sent to the holders of warrants. The Company will provide the warrant holders with the final fair market value no later than one business day after the 10 trading day period described above ends. In no event will the warrants be exercisable on a cashless basis in connection with this redemption feature for more than 0.361 shares of Class A common stock per whole warrant (subject to adjustment). This redemption feature differs from the typical warrant redemption features used in some other blank check offerings.